Risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Credit risk exposure - customers (Thousand of Reais)	R$ 719,880,991	R$ 664,537,247	R$ 621,091,057
Loans and advances to customers, gross (note 9)	551,536,203	524,655,290	493,354,702
Contingent Liabilities - Guarantees and other sureties (note 43.a)	65,671,261	57,378,957	53,420,355
Private securities	R$ 102,673,488	R$ 82,503,000	R$ 74,316,000
Non-performing loans ratio (%)	7.23%	7.50%	5.46%
Impairment coverage ratio (%)	88.13%	89.80%	110.40%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	R$ 35,152,998	R$ 35,211,623	R$ 29,723,376